Revenues - Schedule of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Contract assets, non-current	$ 3,816		$ 7,926
Contract assets, current	74,830		62,295
Contract assets	78,646		70,221
Deferred revenues (note 5)	53,728	$ 55,750	55,750
Contract liabilities, non-current	84,077		145,852
Contract liabilities	$ 137,805		$ 201,602